CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current Assets:
Cash and cash equivalents	$ 176,226	$ 104,446
Restricted cash	1,295	1,089
Short-term bank deposits	253,400	217,200
Accounts receivable (net of allowance of $2,134 and $891 at December 31, 2022 and 2021, respectively)	160,488	115,361
Prepaid expenses and other current assets	12,049	8,075
Total Current Assets	603,458	446,171
Property and equipment, net	3,611	4,211
Operating lease right-of-use assets	10,130	11,578
Intangible assets, net	51,664	56,700
Goodwill	195,527	189,265
Deferred taxes	5,779	5,228
Other assets	49	79
Total Assets	870,218	713,232
Current Liabilities:
Accounts payable	155,854	107,730
Accrued expenses and other liabilities	37,869	40,331
Short-term operating lease liability	3,900	3,615
Deferred revenue	2,377	3,852
Short-term payment obligation related to acquisitions	34,608	38,179
Total Current Liabilities	234,608	193,707
Long-Term Liabilities:
Long-term operating lease liability	7,580	9,774
Payment obligation related to acquisition	33,113	33,250
Other long-term liabilities	11,783	9,541
Total Liabilities	287,084	246,272
Commitments and Contingencies
Shareholders' Equity:
Ordinary shares of ILS 0.03 par value - Authorized: 60,000,000 shares at December 31, 2022 and 2021; Issued: 46,287,732 and 43,812,062 shares at December 31, 2022 and 2021, respectively; Outstanding: 46,172,393 and 43,696,723 shares at December 31, 2022 and 2021, respectively	398	375
Additional paid-in capital	513,534	496,154
Treasury shares at cost (115,339 shares at December 31, 2022 and 2021)	(1,002)	(1,002)
Accumulated other comprehensive loss	(582)	(128)
Retained earnings (Accumulated deficit)	70,786	(28,439)
Total Shareholders' Equity	583,134	466,960
Total Liabilities and Shareholders' Equity	$ 870,218	$ 713,232